Business Combination	12 Months Ended
Mar. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Business combination
21	Business combination

Acquisition of Hangzhou Xu Zhihang

On March 30, 2022, Dacheng Liantong, a variable interest entity and deemed subsidiary of the Company entered into an equity transfer agreement with two independent parties (“the seller”), being the shareholders of Hangzhou Xu Zhihang, to acquire 60% of equity interest in Hangzhou Xu Zhihang from the seller at a cash consideration of RMB600,000 (approximately US$94,647). After completion of transaction, Hangzhou Xu Zhihang became a 60%-owned subsidiary of the group.

The consideration transferred together with the fair value of each class of recognised assets and liabilities of the acquirees at the date of acquisition and the resulting goodwill are set out below.

US$

Total purchase price (60% of equity interest)	$94,647

Cash and Bank Balances	2,189
Trade and other receivables	156,006
Property and equipment, net	12,672
Total identifiable assets	170,867

Total liabilities assumed	(144,719)
Non-controlling interest identified	10,459
Goodwill	78,958

The fair value of assets acquired and liabilities assumed approximately the gross contractual amounts.

An analysis of the cash flows in respect of the acquisition is as follows:

US$

Purchase consideration	$(94,647)

Cash and Bank Balances	2,189

Net cash outflow	(92,458)